Related party transactions - Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Related party transactions
Income from recharging of services	$ 66	$ 2
Cubic Games Studio Ltd | Castcrown Ltd
Related party transactions
Income from recharging of services		$ 2
Nexters Armenia LLC | Castcrown Ltd
Related party transactions
Income from recharging of services	$ 66